UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

          Report for the Quarter Ended September 30, 1999.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Ewing & Partners
Address:       4514 Cole Avenue, Suite 808
               Dallas, TX  75205

13F File Number:    28-6820

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Timothy G. Ewing
Title:         Managing Partner
Phone:         (214) 522-2100
Signature, Place, and Date of Signing:

  /S/ Timothy G. Ewing        Dallas, Texas            November 3, 1999
  --------------------        -------------            ----------------


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I  AM  SIGNING  THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE  ACT  OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           11

Form 13F Information Table Value Total:           $90,047


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                           FORM 13F INFORMATION TABLE

                                                                                                            VOTING AUTHORITY
                          TITLE OF               VALUE     SHARES/   SH/  PUT/   INVSTMT    OTHER    ----------------------------
NAME OF ISSUER             CLASS     CUSIP     (X$1,000)   PRN AMT   PRN  CALL   DSCRETN   MANAGERS     SOLE    SHARED     NONE
--------------             -----   ---------   --------- ----------  ---  ----  --------  ---------  ---------  -------   -------
ALLSTATE FINL CORP VA       COM    020011102        $334    668,368   SH            SOLE        1      668,368
AMERICA SVC GROUP INC       COM    02364L109      $8,702    644,575   SH            SOLE        1      644,575
CHEROKEE INC DEL NEW        COM    16444H102     $16,903  2,112,869   SH            SOLE        1    2,112,869
GOLDEN ST BANCORP         WT EXP
 INC                      082100   381197128      $7,218    995,639   PRN           SOLE        1      995,639
HAWTHORNE FINL CORP         COM    420542102      $6,329    473,226   SH            SOLE        1      473,226
MARVEL ENTERPRISES INC      COM    57383M108     $15,340  2,819,876   SH            SOLE        1    2,819,876
MIAMI COMPUTER SUPPLY
 CORP                       COM    593261100     $25,564  1,424,973   SH            SOLE        1    1,424,973
PBOC HLDGS INC              COM    69316G108      $4,060    500,000   SH            SOLE        1      500,000
PRESLEY COS DEL          COM SER A 741030100        $161    198,300   SH            SOLE        1      198,300
SOUTHERN FINL BANCORP
 INC                        COM    842870107      $2,316    117,289   SH            SOLE        1      117,289
WILSHIRE REAL ESTATE
 INVT                       COM    971892104      $3,120  1,000,000   SH            SOLE        1    1,000,000